PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Property, Plant, and Equipment [Line Items]
Gain (Loss) on Disposition of Assets	$ 1,368,458		$ 227,323	$ 1,075,490
Asset, Impairment Loss	5,301,648			0
Depreciation	2,660,481		$ 2,724,759	$ 2,711,240
Dongguan Rural Commercial Bank [Member]
Property, Plant, and Equipment [Line Items]
Long-term bank loans borrowed	3,600,000
Secured loans	3,300,000
Dongguan Jiasheng [Member]
Property, Plant, and Equipment [Line Items]
Estimated budgeted costs	6,700,000	¥ 45,600,000
Payments to acquire assets	6,400,000	43,500,000
Dongguan Jiasheng [Member] | Warehouse Construction [Member]
Property, Plant, and Equipment [Line Items]
Payments to acquire assets	$ 300,000	¥ 2,100,000